UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03916

Name of Registrant:	Vanguard Specialized Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: January 31

Date of reporting period: February 1, 2025—July 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Dividend Growth Fund Investor Shares - VDIGX

Energy Fund Investor Shares - VGENX

Energy Fund Admiral™ Shares - VGELX

Health Care Fund Investor Shares - VGHCX

Health Care Fund Admiral™ Shares - VGHAX

Dividend Appreciation Index Fund ETF Shares - VIG

Dividend Appreciation Index Fund Admiral™ Shares - VDADX

Vanguard Dividend Growth Fund

Investor Shares (VDIGX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Dividend Growth Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$46,354
Number of Portfolio Holdings	53
Portfolio Turnover Rate	20%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communication Services	2.6%
Consumer Discretionary	11.7%
Consumer Staples	10.0%
Financials	17.9%
Health Care	14.1%
Industrials	15.0%
Information Technology	19.8%
Materials	4.9%
Real Estate	0.8%
Other Assets and Liabilities—Net	3.2%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR57

Vanguard Energy Fund

Investor Shares (VGENX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$5,920
Number of Portfolio Holdings	43
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asia	2.0%
Europe	34.6%
North America	61.9%
South America	0.9%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR51

Vanguard Energy Fund

Admiral™ Shares (VGELX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Energy Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$5,920
Number of Portfolio Holdings	43
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asia	2.0%
Europe	34.6%
North America	61.9%
South America	0.9%
Other Assets and Liabilities—Net	0.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR551

Vanguard Health Care Fund

Investor Shares (VGHCX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$16	0.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$34,297
Number of Portfolio Holdings	96
Portfolio Turnover Rate	19%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asia	7.2%
Europe	22.0%
North America	67.2%
Other Assets and Liabilities—Net	3.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR52

Vanguard Health Care Fund

Admiral™ Shares (VGHAX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Health Care Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$13	0.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$34,297
Number of Portfolio Holdings	96
Portfolio Turnover Rate	19%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Asia	7.2%
Europe	22.0%
North America	67.2%
Other Assets and Liabilities—Net	3.6%

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR552

Vanguard Dividend Appreciation Index Fund

ETF Shares (VIG) NYSE Arca

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.05%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$109,579
Number of Portfolio Holdings	342
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communication Services	0.6%
Consumer Discretionary	5.3%
Consumer Staples	10.1%
Energy	2.8%
Financials	22.5%
Health Care	14.5%
Industrials	11.6%
Information Technology	26.5%
Materials	3.2%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR920

Vanguard Dividend Appreciation Index Fund

Admiral™ Shares (VDADX)

Semi-Annual Shareholder Report | July 31, 2025

This semi-annual shareholder report contains important information about Vanguard Dividend Appreciation Index Fund (the "Fund") for the period of February 1, 2025, to July 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.07%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Fund Statistics (as of July 31, 2025)

Fund Net Assets (in millions)	$109,579
Number of Portfolio Holdings	342
Portfolio Turnover Rate	7%

Portfolio Composition % of Net Assets  (as of July 31, 2025)

Communication Services	0.6%
Consumer Discretionary	5.3%
Consumer Staples	10.1%
Energy	2.8%
Financials	22.5%
Health Care	14.5%
Industrials	11.6%
Information Technology	26.5%
Materials	3.2%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2025 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR5702

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended July 31, 2025
Vanguard Dividend Growth Fund

Contents
Financial Statements	1

Dividend Growth Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (96.8%)
Communication Services (2.6%)
Alphabet Inc. Class A	6,205,463	1,190,828
Consumer Discretionary (11.7%)
TJX Cos. Inc.	12,040,292	1,499,378
McDonald's Corp.	4,001,918	1,200,855
Home Depot Inc.	3,154,356	1,159,257
NIKE Inc. Class B	14,191,737	1,059,981
Marriott International Inc. Class A	1,834,488	483,993
		5,403,464
Consumer Staples (10.0%)
Procter & Gamble Co.	6,353,388	955,994
Coca-Cola Co.	13,669,338	928,011
Diageo plc	34,771,787	842,783
Colgate-Palmolive Co.	9,088,631	762,082
PepsiCo Inc.	5,122,048	706,433
Nestle SA (Registered)	3,152,317	275,440
Kroger Co.	2,578,586	180,759
		4,651,502
Financials (17.9%)
Mastercard Inc. Class A	2,681,312	1,518,883
American Express Co.	4,852,755	1,452,478
Visa Inc. Class A	4,059,017	1,402,269
S&P Global Inc.	1,884,454	1,038,522
Chubb Ltd.	3,838,581	1,021,216
Marsh & McLennan Cos. Inc.	4,696,063	935,456
Wells Fargo & Co.	11,564,419	932,439
		8,301,263
Health Care (14.1%)
Danaher Corp.	6,513,016	1,284,106
Stryker Corp.	3,110,517	1,221,593
Eli Lilly & Co.	1,397,332	1,034,124
Zoetis Inc.	6,688,948	975,182
Abbott Laboratories	7,490,296	945,201
Johnson & Johnson	4,221,988	695,530
Merck & Co. Inc.	5,135,080	401,152
		6,556,888
Industrials (15.0%)
Northrop Grumman Corp.	2,181,951	1,258,135
Honeywell International Inc.	5,610,953	1,247,595
Automatic Data Processing Inc.	3,187,550	986,547
Canadian National Railway Co.	9,137,230	853,186
Deere & Co.	1,619,233	849,077
Union Pacific Corp.	3,312,042	735,174
Trane Technologies plc	1,323,387	579,749
Lockheed Martin Corp.	1,012,320	426,167
		6,935,630
Information Technology (19.8%)
Microsoft Corp.	4,617,948	2,463,675
Broadcom Inc.	5,664,923	1,663,788
Texas Instruments Inc.	7,813,225	1,414,663
Intuit Inc.	1,772,450	1,391,604
Apple Inc.	5,654,316	1,173,666
Accenture plc Class A	3,978,198	1,062,577
		9,169,973
Materials (4.9%)
Linde plc	2,868,524	1,320,267
1

Dividend Growth Fund
		Shares	Market Value• ($000)
	Ecolab Inc.	3,561,742	932,322
			2,252,589
Real Estate (0.8%)
	Public Storage	1,435,112	390,264
Total Common Stocks (Cost $24,950,088)			44,852,401
Temporary Cash Investments (2.5%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund, 4.367%	262	26
		Face Amount ($000)
Repurchase Agreements (2.5%)
	Bank of America Securities, LLC 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 3.000%–6.875%, 8/15/2025–5/15/2045, with a value of $51,000)	50,000	50,000
	Bank of America Securities, LLC 4.380%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $145,018, collateralized by U.S. Government Agency Obligations 6.500%, 8/1/2054, with a value of $147,900)	145,000	145,000
	Credit Agricole Securities 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $240,029, collateralized by U.S. Treasury Obligations 3.500%–4.125%, 9/30/2027–9/30/2029, with a value of $244,800)	240,000	240,000
	JP Morgan Securities, LLC 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $150,018, collateralized by U.S. Treasury Obligations 0.625%–4.000%, 11/30/2027–2/15/2052, with a value of $153,000)	150,000	150,000
	Natixis SA 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $275,533, collateralized by U.S. Treasury and Government Agency Obligations 0.125%–4.625%, 3/31/2026–2/15/2042, with a value of $281,010)	275,500	275,500
	NatWest Markets plc 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $87,311, collateralized by U.S. Treasury Obligations 4.625%, 4/30/2031, with a value of $89,046)	87,300	87,300
	Nomura International plc 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $125,015, collateralized by U.S. Treasury Obligations 0.000%–4.500%, 9/4/2025–5/31/2029, with a value of $127,500)	125,000	125,000
	Societe Generale 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $94,011, collateralized by U.S. Treasury Obligations 4.625%–5.000%, 11/15/2044–5/15/2045, with a value of $95,880)	94,000	94,000
			1,166,800
Total Temporary Cash Investments (Cost $1,166,826)			1,166,826
Total Investments (99.3%) (Cost $26,116,914)			46,019,227
Other Assets and Liabilities—Net (0.7%)			334,305
Net Assets (100%)			46,353,532
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Dividend Growth Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $26,116,888)	46,019,201
Affiliated Issuers (Cost $26)	26
Total Investments in Securities	46,019,227
Investment in Vanguard	1,200
Cash	69
Foreign Currency, at Value (Cost $6)	6
Receivables for Investment Securities Sold	505,912
Receivables for Accrued Income	51,969
Receivables for Capital Shares Issued	5,467
Total Assets	46,583,850
Liabilities
Payables for Investment Securities Purchased	179,814
Payables to Investment Advisor	7,037
Payables for Capital Shares Redeemed	40,573
Payables to Vanguard	2,894
Total Liabilities	230,318
Net Assets	46,353,532
At July 31, 2025, net assets consisted of:

Paid-in Capital	22,815,081
Total Distributable Earnings (Loss)	23,538,451
Net Assets	46,353,532

Net Assets
Applicable to 1,292,908,988 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,353,532
Net Asset Value Per Share	$35.85

See accompanying Notes, which are an integral part of the Financial Statements.
3

Dividend Growth Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends[1]	401,265
Interest	21,986
Securities Lending—Net	2
Total Income	423,253
Expenses
Investment Advisory Fees—Note B
Basic Fee	31,014
Performance Adjustment	(16,841)
The Vanguard Group—Note C
Management and Administrative	31,787
Marketing and Distribution	866
Custodian Fees	123
Shareholders’ Reports and Proxy Fees	189
Trustees’ Fees and Expenses	13
Other Expenses	10
Total Expenses	47,161
Expenses Paid Indirectly	(16)
Net Expenses	47,145
Net Investment Income	376,108
Realized Net Gain (Loss)
Investment Securities Sold	3,619,142
Foreign Currencies	964
Realized Net Gain (Loss)	3,620,106
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,167,336)
Foreign Currencies	65
Change in Unrealized Appreciation (Depreciation)	(4,167,271)
Net Increase (Decrease) in Net Assets Resulting from Operations	(171,057)
1	Dividends are net of foreign withholding taxes of $3,648.

See accompanying Notes, which are an integral part of the Financial Statements.
4

Dividend Growth Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	376,108	884,219
Realized Net Gain (Loss)	3,620,106	5,624,161
Change in Unrealized Appreciation (Depreciation)	(4,167,271)	(1,403,256)
Net Increase (Decrease) in Net Assets Resulting from Operations	(171,057)	5,105,124
Distributions
Total Distributions	(1,519,474)	(5,600,894)
Capital Share Transactions
Issued	1,796,108	2,676,285
Issued in Lieu of Cash Distributions	1,339,764	4,931,591
Redeemed	(5,516,302)	(9,240,368)
Net Increase (Decrease) from Capital Share Transactions	(2,380,430)	(1,632,492)
Total Increase (Decrease)	(4,070,961)	(2,128,262)
Net Assets
Beginning of Period	50,424,493	52,552,755
End of Period	46,353,532	50,424,493

See accompanying Notes, which are an integral part of the Financial Statements.
5

Dividend Growth Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$37.14	$37.76	$35.42	$37.85	$31.82	$30.63
Investment Operations
Net Investment Income[1]	.284	.658	.620	.596	.576	.557
Net Realized and Unrealized Gain (Loss) on Investments	(.419)	3.053	2.573	(.893)	7.593	1.572
Total from Investment Operations	(.135)	3.711	3.193	(.297)	8.169	2.129
Distributions
Dividends from Net Investment Income	(.298)	(.679)	(.629)	(.590)	(.574)	(.539)
Distributions from Realized Capital Gains	(.857)	(3.652)	(.224)	(1.543)	(1.565)	(.400)
Total Distributions	(1.155)	(4.331)	(.853)	(2.133)	(2.139)	(.939)
Net Asset Value, End of Period	$35.85	$37.14	$37.76	$35.42	$37.85	$31.82
Total Return[2]	-0.29%	10.20%	9.11%	-0.76%	25.66%	7.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,354	$50,424	$52,553	$53,452	$54,186	$45,099
Ratio of Total Expenses to Average Net Assets[3]	0.20%[4]	0.22%[5]	0.29%[5]	0.30%[5]	0.27%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.60%	1.68%	1.74%	1.68%	1.56%	1.85%
Portfolio Turnover Rate	20%	16%	9%	11%	15%	15%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.07%), (0.05%), 0.02%, 0.03%, (0.00%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.20%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.22%, 0.29% and 0.30%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Dividend Growth Fund
Notes to Financial Statements
Vanguard Dividend Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund
7

Dividend Growth Fund
Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the S&P U.S. Dividend Growers Index for the preceding three years. For the six months ended July 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.13% of the fund’s average net assets, before a net decrease of $16,841,000 (0.07%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $1,200,000, representing less than 0.01% of the fund’s net assets and 0.48% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2025, these arrangements reduced the fund’s expenses by $16,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	43,734,178	1,118,223	—	44,852,401
Temporary Cash Investments	26	1,166,800	—	1,166,826
Total	43,734,204	2,285,023	—	46,019,227
F.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	26,131,645
Gross Unrealized Appreciation	20,447,674
Gross Unrealized Depreciation	(560,092)
Net Unrealized Appreciation (Depreciation)	19,887,582
G.	During the six months ended July 31, 2025, the fund purchased $9,235,084,000 of investment securities and sold $13,124,887,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2025, such purchases were $0 and sales were $110,075,000, resulting in net realized gain of $18,939,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
8

Dividend Growth Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended July 31,2025	Year Ended January 31,2025
	Shares (000)	Shares (000)
Issued	51,038	68,514
Issued in Lieu of Cash Distributions	38,034	134,779
Redeemed	(153,991)	(237,393)
Net Increase (Decrease) in Shares Outstanding	(64,919)	(34,100)
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q572 092025
9

Financial Statements
For the six-months ended July 31, 2025
Vanguard Energy Fund

Contents
Financial Statements	1

Energy Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Brazil (0.9%)
	Petroleo Brasileiro SA - Petrobras	8,905,625	56,921
Canada (0.6%)
	Cameco Corp.	472,010	35,368
France (10.6%)
	Engie SA (XPAR)	12,272,832	275,871
	TotalEnergies SE	3,657,563	217,499
	TotalEnergies SE ADR	2,291,617	136,466
			629,836
Germany (2.8%)
	E.ON SE	7,524,996	137,280
	RWE AG	653,147	26,796
			164,076
India (1.1%)
	Power Grid Corp. of India Ltd.	17,916,547	59,228
	Reliance Industries Ltd.	337,887	5,336
			64,564
Italy (3.6%)
	Enel SpA	16,073,254	141,739
	Tenaris SA ADR	1,790,420	62,557
	Tenaris SA	708,866	12,380
			216,676
Japan (0.9%)
	Kansai Electric Power Co. Inc.	4,303,257	51,667
Norway (1.5%)
	Equinor ASA	2,022,777	51,960
	Equinor ASA ADR	1,438,969	37,054
			89,014
Russia (0.0%)
*,1	LUKOIL PJSC ADR	1,423,477	—
Spain (3.4%)
	Iberdrola SA (XMAD)	11,394,686	200,276
United Kingdom (12.7%)
	Shell plc (XLON)	8,915,603	320,365
	Shell plc ADR	3,277,144	236,643
	National Grid plc	12,868,450	180,828
	Anglo American plc	474,485	13,351
			751,187
United States (61.3%)
	Exxon Mobil Corp.	4,366,014	487,422
	Williams Cos. Inc.	4,348,520	260,694
	Marathon Petroleum Corp.	1,513,633	257,605
	Sempra	3,034,399	247,850
	Chevron Corp.	1,528,389	231,765
	Southern Co.	2,410,262	227,722
	American Electric Power Co. Inc.	1,987,116	224,822
	Duke Energy Corp.	1,842,996	224,182
	Dominion Energy Inc.	2,946,248	172,208
	Targa Resources Corp.	987,310	164,298
	NextEra Energy Inc.	2,233,037	158,680
	ONEOK Inc.	1,840,986	151,163
	EQT Corp.	2,607,526	140,154
	Exelon Corp.	2,931,233	131,730
1

Energy Fund
		Shares	Market Value• ($000)
	Expand Energy Corp.	1,224,545	128,308
	Coterra Energy Inc.	5,069,391	123,642
	Atmos Energy Corp.	708,518	110,472
*	First Solar Inc.	496,513	86,756
*	Antero Resources Corp.	1,904,442	66,522
*	NEXTracker Inc. Class A	556,458	32,419
			3,628,414
Total Common Stocks (Cost $4,565,021)			5,887,999
Temporary Cash Investments (0.6%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund, 4.367%	611	61
		Face Amount ($000)
Repurchase Agreement (0.6%)
	NatWest Markets plc, 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $33,504, collateralized by U.S. Treasury Obligations 3.625%, 8/31/2029, with a value of $34,170)	33,500	33,500
Total Temporary Cash Investments (Cost $33,561)			33,561
Total Investments (100.0%) (Cost $4,598,582)			5,921,560
Other Assets and Liabilities—Net (0.0%)			(1,140)
Net Assets (100%)			5,920,420
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
2

Energy Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $4,598,521)	5,921,499
Affiliated Issuers (Cost $61)	61
Total Investments in Securities	5,921,560
Investment in Vanguard	150
Cash	44
Foreign Currency, at Value (Cost $7,282)	7,065
Receivables for Accrued Income	4,800
Receivables for Capital Shares Issued	1,826
Total Assets	5,935,445
Liabilities
Payables to Investment Advisor	2,941
Payables for Capital Shares Redeemed	3,224
Payables to Vanguard	650
Deferred Foreign Capital Gains Taxes	8,210
Total Liabilities	15,025
Net Assets	5,920,420
At July 31, 2025, net assets consisted of:

Paid-in Capital	4,454,955
Total Distributable Earnings (Loss)	1,465,465
Net Assets	5,920,420

Investor Shares—Net Assets
Applicable to 38,150,812 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,843,001
Net Asset Value Per Share—Investor Shares	$48.31

Admiral™ Shares—Net Assets
Applicable to 44,979,773 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,077,419
Net Asset Value Per Share—Admiral Shares	$90.65

See accompanying Notes, which are an integral part of the Financial Statements.
3

Energy Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends[1]	116,311
Non-Cash Dividends	12,232
Interest	987
Securities Lending—Net	21
Total Income	129,551
Expenses
Investment Advisory Fees—Note B
Basic Fee	4,364
Performance Adjustment	1,447
The Vanguard Group—Note C
Management and Administrative—Investor Shares	2,123
Management and Administrative—Admiral Shares	2,984
Marketing and Distribution—Investor Shares	35
Marketing and Distribution—Admiral Shares	71
Custodian Fees	41
Shareholders’ Reports and Proxy Fees—Investor Shares	4
Shareholders’ Reports and Proxy Fees—Admiral Shares	12
Trustees’ Fees and Expenses	2
Other Expenses	270
Total Expenses	11,353
Expenses Paid Indirectly	(17)
Net Expenses	11,336
Net Investment Income	118,215
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	37,795
Foreign Currencies	925
Realized Net Gain (Loss)	38,720
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,4]	377,987
Foreign Currencies	91
Change in Unrealized Appreciation (Depreciation)	378,078
Net Increase (Decrease) in Net Assets Resulting from Operations	535,013
1	Dividends are net of foreign withholding taxes of $1,590.
2	Realized net gain (loss) and change in unrealized appreciation (depreciation) from an affiliated company of the fund were each less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized gain (loss) is net of foreign capital gain taxes of $146.
4	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($454).

See accompanying Notes, which are an integral part of the Financial Statements.
4

Energy Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	118,215	211,468
Realized Net Gain (Loss)	38,720	567,522
Change in Unrealized Appreciation (Depreciation)	378,078	74,309
Net Increase (Decrease) in Net Assets Resulting from Operations	535,013	853,299
Distributions
Investor Shares	(1,230)	(302,919)
Admiral Shares	(3,292)	(632,375)
Total Distributions	(4,522)	(935,294)
Capital Share Transactions
Investor Shares	(138,278)	63,947
Admiral Shares	(53,653)	200,311
Net Increase (Decrease) from Capital Share Transactions	(191,931)	264,258
Total Increase (Decrease)	338,560	182,263
Net Assets
Beginning of Period	5,581,860	5,399,597
End of Period	5,920,420	5,581,860

See accompanying Notes, which are an integral part of the Financial Statements.
5

Energy Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$44.04	$45.21	$46.43	$41.64	$31.66	$43.28
Investment Operations
Net Investment Income[1]	.936	1.771	1.878	2.099	1.364	1.449
Net Realized and Unrealized Gain (Loss) on Investments	3.364	5.270	.080	4.807	10.019	(11.669)
Total from Investment Operations	4.300	7.041	1.958	6.906	11.383	(10.220)
Distributions
Dividends from Net Investment Income	(.030)	(1.685)	(1.952)	(2.116)	(1.403)	(1.400)
Distributions from Realized Capital Gains	—	(6.526)	(1.226)	—	—	—
Total Distributions	(.030)	(8.211)	(3.178)	(2.116)	(1.403)	(1.400)
Net Asset Value, End of Period	$48.31	$44.04	$45.21	$46.43	$41.64	$31.66
Total Return[2]	9.77%	16.24%	4.00%	16.72%	36.33%	-23.55%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,843	$1,815	$1,775	$1,950	$1,771	$1,363
Ratio of Total Expenses to Average Net Assets[3]	0.45%[4]	0.45%[5]	0.44%[5]	0.46%[5]	0.41%	0.37%
Ratio of Net Investment Income to Average Net Assets	4.05%	3.62%	4.02%	4.70%	3.68%	4.49%
Portfolio Turnover Rate	7%	36%	29%	16%	14%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.05%, 0.06%, 0.02%, and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.45%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.45%, 0.44% and 0.46% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Energy Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$82.62	$84.83	$87.12	$78.12	$59.39	$81.18
Investment Operations
Net Investment Income[1]	1.794	3.392	3.599	4.014	2.615	2.787
Net Realized and Unrealized Gain (Loss) on Investments	6.309	9.886	.145	9.026	18.794	(21.903)
Total from Investment Operations	8.103	13.278	3.744	13.040	21.409	(19.116)
Distributions
Dividends from Net Investment Income	(.073)	(3.238)	(3.733)	(4.040)	(2.679)	(2.674)
Distributions from Realized Capital Gains	—	(12.250)	(2.301)	—	—	—
Total Distributions	(.073)	(15.488)	(6.034)	(4.040)	(2.679)	(2.674)
Net Asset Value, End of Period	$90.65	$82.62	$84.83	$87.12	$78.12	$59.39
Total Return[2]	9.81%	16.33%	4.09%	16.83%	36.43%	-23.47%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,077	$3,767	$3,625	$4,176	$3,608	$2,751
Ratio of Total Expenses to Average Net Assets[3]	0.37%[4]	0.37%[5]	0.36%[5]	0.38%[5]	0.33%	0.29%
Ratio of Net Investment Income to Average Net Assets	4.13%	3.69%	4.11%	4.78%	3.76%	4.60%
Portfolio Turnover Rate	7%	36%	29%	16%	14%	55%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.05%, 0.05%, 0.05%, 0.06%, 0.02%, and (0.02%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.37%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.37%, 0.36%, and 0.38% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Energy Fund
Notes to Financial Statements
Vanguard Energy Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
8

Energy Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI ACWI Energy + Utilities Index for the preceding three years. For the six months ended July 31, 2025, the investment advisory fee paid represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net increase $1,447,000 (0.05%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $150,000, representing less than 0.01% of the fund’s net assets and 0.06% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2025, these arrangements reduced the fund’s expenses by $17,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	3,720,703	—	—	3,720,703
Common Stocks—Other	472,720	1,694,576	—	2,167,296
Temporary Cash Investments	61	33,500	—	33,561
Total	4,193,484	1,728,076	—	5,921,560
9

Energy Fund
F.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,603,893
Gross Unrealized Appreciation	1,440,700
Gross Unrealized Depreciation	(123,033)
Net Unrealized Appreciation (Depreciation)	1,317,667
G.	During the six months ended July 31, 2025, the fund purchased $376,495,000 of investment securities and sold $461,254,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	114,443	2,481	214,420	4,391
Issued in Lieu of Cash Distributions	1,141	25	280,497	6,405
Redeemed	(253,862)	(5,559)	(430,970)	(8,851)
Net Increase (Decrease)—Investor Shares	(138,278)	(3,053)	63,947	1,945
Admiral Shares
Issued	281,622	3,276	362,906	3,968
Issued in Lieu of Cash Distributions	2,943	34	564,955	6,879
Redeemed	(338,218)	(3,927)	(727,550)	(7,980)
Net Increase (Decrease)—Admiral Shares	(53,653)	(617)	200,311	2,867
I.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q512 092025
10

Financial Statements
For the six-months ended July 31, 2025
Vanguard Health Care Fund

Contents
Financial Statements	1

Health Care Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.4%)
Belgium (5.4%)
*	Argenx SE	1,572,872	1,056,386
	UCB SA	3,758,402	807,511
			1,863,897
China (0.5%)
*	Zai Lab Ltd.	30,688,100	115,942
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	77,092,000	67,795
			183,737
Denmark (2.7%)
	Novo Nordisk A/S Class B	11,829,238	550,154
*	Genmab A/S	1,093,104	235,342
*	Ascendis Pharma A/S ADR	825,672	143,254
			928,750
Hong Kong (0.2%)
*	Duality Biotherapeutics Inc.	1,135,043	50,397
Japan (6.5%)
	Daiichi Sankyo Co. Ltd.	24,138,697	592,169
	Chugai Pharmaceutical Co. Ltd.	8,257,942	395,860
	Otsuka Holdings Co. Ltd.	7,893,800	375,821
	Eisai Co. Ltd.	9,639,617	270,347
	Astellas Pharma Inc.	23,022,078	238,707
	Terumo Corp.	13,825,100	234,436
	Shionogi & Co. Ltd.	7,497,400	125,389
			2,232,729
Switzerland (5.2%)
	Roche Holding AG	1,951,424	608,987
	Galderma Group AG	3,875,988	597,360
	Novartis AG (Registered)	4,792,974	545,858
	Tecan Group AG (Registered)	228,153	45,172
			1,797,377
United Kingdom (8.7%)
	AstraZeneca plc	14,806,694	2,160,173
	GSK plc	34,960,852	643,069
*,1,2	Immunocore Holdings plc ADR	3,657,808	119,867
*,1,2	Autolus Therapeutics plc ADR	19,356,365	46,455
			2,969,564
United States (67.2%)
	Eli Lilly & Co.	4,794,199	3,548,043
	Merck & Co. Inc.	19,102,401	1,492,280
*	Boston Scientific Corp.	14,035,501	1,472,605
*	Vertex Pharmaceuticals Inc.	2,842,893	1,298,832
	UnitedHealth Group Inc.	4,876,959	1,217,094
	Danaher Corp.	4,947,049	975,360
*	Intuitive Surgical Inc.	1,991,927	958,296
*	Edwards Lifesciences Corp.	11,203,881	888,580
	Johnson & Johnson	4,660,244	767,729
	Cencora Inc.	2,458,872	703,434
	Bristol-Myers Squibb Co.	16,152,439	699,562
	Abbott Laboratories	5,032,821	635,092
*	Alnylam Pharmaceuticals Inc.	1,504,158	589,991
*	Biogen Inc.	4,367,085	558,987
	Gilead Sciences Inc.	4,823,087	541,584
	Elevance Health Inc.	1,700,286	481,317
	Medtronic plc	5,226,043	471,598
	Thermo Fisher Scientific Inc.	944,171	441,570
	Agilent Technologies Inc.	3,319,724	381,137
	AbbVie Inc.	1,683,231	318,164
1

Health Care Fund
		Shares	Market Value• ($000)
	HCA Healthcare Inc.	846,402	299,618
*	Exact Sciences Corp.	6,088,302	285,846
*	Charles River Laboratories International Inc.	1,478,471	250,808
*	United Therapeutics Corp.	910,860	250,213
	QIAGEN NV	4,977,756	245,602
	Labcorp Holdings Inc.	841,556	218,872
*	Align Technology Inc.	1,466,132	189,146
*	Revolution Medicines Inc.	4,788,847	178,480
*	Ionis Pharmaceuticals Inc.	3,783,567	162,618
*	Cytokinetics Inc.	4,067,922	153,117
	Encompass Health Corp.	1,316,697	144,981
*	Option Care Health Inc.	4,908,784	144,073
*	Avidity Biosciences Inc.	3,903,925	143,313
*	Apellis Pharmaceuticals Inc.	6,242,783	139,464
*	Merus NV	2,022,356	133,961
*	PTC Therapeutics Inc.	2,538,703	132,292
*,1	Amicus Therapeutics Inc.	20,893,978	125,155
*	Glaukos Corp.	1,432,844	123,354
*,1	Acadia Healthcare Co. Inc.	5,568,412	121,224
	Pfizer Inc.	5,166,100	120,318
*	Kymera Therapeutics Inc.	2,387,009	104,432
*	Vaxcyte Inc.	2,834,052	96,216
*	Apogee Therapeutics Inc.	2,035,325	77,872
	Bio-Techne Corp.	1,348,745	73,817
*	Akero Therapeutics Inc.	1,431,478	69,928
*,2	Metsera Inc.	2,106,441	69,491
*	Crinetics Pharmaceuticals Inc.	2,428,352	69,427
*	Xenon Pharmaceuticals Inc.	2,179,779	66,570
*	Guardant Health Inc.	1,407,827	57,693
*	CG oncology Inc.	1,951,108	52,075
*	Denali Therapeutics Inc.	3,745,515	51,800
*	PACS Group Inc.	4,425,093	48,942
*	Celldex Therapeutics Inc.	2,197,904	48,310
*,2	Newamsterdam Pharma Co. NV	2,156,406	47,031
*	Nuvalent Inc. Class A	534,465	41,875
*,2	Structure Therapeutics Inc. ADR	1,962,931	34,940
*	Agios Pharmaceuticals Inc.	462,319	17,207
			23,031,336
Total Common Stocks (Cost $22,546,699)			33,057,787
Temporary Cash Investments (3.6%)
Money Market Fund (0.2%)
[3,4]	Vanguard Market Liquidity Fund, 4.367%	662,649	66,258
		Face Amount ($000)
Repurchase Agreements (3.4%)
	Bank of America Securities, LLC, 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $25,903, collateralized by U.S. Government Agency Obligations 3.500%–7.500%, 5/1/2042–4/1/2055, with a value of $26,418)	25,900	25,900
	Bank of America Securities, LLC, 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $75,009, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 8/28/2025–5/15/2054, with a value of $76,500)	75,000	75,000
	Bank of America Securities, LLC, 4.380%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $45,005, collateralized by U.S. Government Agency Obligations 6.500%, 8/1/2054, with a value of $45,900)	45,000	45,000
	Bank of Nova Scotia, 4.350%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $73,609, collateralized by U.S. Treasury Obligations 0.875%–4.625%, 11/30/2025–2/15/2054, with a value of $75,081)	73,600	73,600
	Barclays Capital Inc., 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $109,513, collateralized by U.S. Treasury Obligations 3.875%–4.250%, 12/31/2025–7/31/2027, with a value of $111,690)	109,500	109,500
	BNP Paribas Securities Corp., 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $124,815, collateralized by U.S. Treasury Obligations 0.000%–4.625%, 9/4/2025–5/15/2054, with a value of $127,296)	124,800	124,800
	BNP Paribas Securities Corp., 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $75,609, collateralized by U.S. Treasury and Government Agency Obligations 0.780%–7.500%, 10/01/2025–7/01/2055, with a value of $77,112)	75,600	75,600
2

Health Care Fund
	Face Amount ($000)	Market Value• ($000)
Credit Agricole Securities, 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $136,817, collateralized by U.S. Treasury Obligations 3.875%, 3/15/2028, with a value of $139,536)	136,800	136,800
HSBC Bank USA, 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $103,313, collateralized by U.S. Treasury Obligations 2.500%–4.000%, 6/30/2032–8/15/2047, with a value of $105,366)	103,300	103,300
HSBC Bank USA, 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $97,912, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 10/1/2031–6/1/2055, with a value of $99,858)	97,900	97,900
JP Morgan Securities, LLC, 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $50,006, collateralized by U.S. Treasury Obligations 0.000%–4.125%, 8/12/2025–6/15/2026, with a value of $51,000)	50,000	50,000
Natixis SA, 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $123,915, collateralized by U.S. Treasury and Government Agency Obligations 0.000%–4.750%, 8/21/2025–5/15/2055, with a value of $126,378)	123,900	123,900
Nomura International plc, 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $29,404, collateralized by U.S. Treasury Obligations 0.000%–4.000%, 12/26/2025–2/15/2047, with a value of $29,988)	29,400	29,400
Nomura International plc, 4.360%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $85,010, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 9/4/2025–8/15/2044, with a value of $86,700)	85,000	85,000
RBC Capital Markets LLC, 4.370%, 8/1/2025 (Dated 7/31/2025, Repurchase Value $34,504, collateralized by U.S. Treasury Obligations 3.750%–4.250%, 12/31/2028–6/30/2029, with a value of $35,190)	34,500	34,500
		1,190,200
Total Temporary Cash Investments (Cost $1,256,458)		1,256,458
Total Investments (100.0%) (Cost $23,803,157)		34,314,245
Other Assets and Liabilities—Net (0.0%)		(17,132)
Net Assets (100%)		34,297,113
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $58,967.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $66,210 was received for securities on loan.
ADR—American Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
3

Health Care Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $22,909,021)	33,835,286
Affiliated Issuers (Cost $894,136)	478,959
Total Investments in Securities	34,314,245
Investment in Vanguard	907
Cash	94
Foreign Currency, at Value (Cost $2,765)	2,788
Receivables for Investment Securities Sold	52,185
Receivables for Accrued Income	111,689
Receivables for Capital Shares Issued	2,172
Total Assets	34,484,080
Liabilities
Payables for Investment Securities Purchased	79,592
Collateral for Securities on Loan	66,210
Payables to Investment Advisor	10,454
Payables for Capital Shares Redeemed	28,566
Payables to Vanguard	2,145
Total Liabilities	186,967
Net Assets	34,297,113
1 Includes $58,967 of securities on loan.
At July 31, 2025, net assets consisted of:

Paid-in Capital	24,121,299
Total Distributable Earnings (Loss)	10,175,814
Net Assets	34,297,113

Investor Shares—Net Assets
Applicable to 30,318,592 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,128,803
Net Asset Value Per Share—Investor Shares	$169.16

Admiral™ Shares—Net Assets
Applicable to 408,903,989 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	29,168,310
Net Asset Value Per Share—Admiral Shares	$71.33

See accompanying Notes, which are an integral part of the Financial Statements.
4

Health Care Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	278,428
Dividends—Affiliated Issuers[2]	7,127
Interest—Unaffiliated Issuers	18,294
Securities Lending—Net	316
Total Income	304,165
Expenses
Investment Advisory Fees—Note B
Basic Fee	27,282
Performance Adjustment	(1,811)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	5,037
Management and Administrative—Admiral Shares	19,297
Marketing and Distribution—Investor Shares	100
Marketing and Distribution—Admiral Shares	461
Custodian Fees	761
Shareholders’ Reports and Proxy Fees—Investor Shares	108
Shareholders’ Reports and Proxy Fees—Admiral Shares	109
Trustees’ Fees and Expenses	11
Other Expenses	43
Total Expenses	51,398
Expenses Paid Indirectly	(19)
Net Expenses	51,379
Net Investment Income	252,786
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	721,228
Investment Securities Sold—Affiliated Issuers	(1,192,361)
Foreign Currencies	3,055
Realized Net Gain (Loss)	(468,078)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	(4,621,511)
Investment Securities—Affiliated Issuers	665,397
Foreign Currencies	8,170
Change in Unrealized Appreciation (Depreciation)	(3,947,944)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,163,236)
1	Dividends are net of foreign withholding taxes of $14,280.
2	Dividends are net of foreign withholding taxes of $792.

See accompanying Notes, which are an integral part of the Financial Statements.
5

Health Care Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	252,786	392,772
Realized Net Gain (Loss)	(468,078)	4,074,010
Change in Unrealized Appreciation (Depreciation)	(3,947,944)	(3,058,415)
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,163,236)	1,408,367
Distributions
Investor Shares	(113,299)	(769,293)
Admiral Shares	(633,574)	(4,238,323)
Total Distributions	(746,873)	(5,007,616)
Capital Share Transactions
Investor Shares	(548,991)	(327,718)
Admiral Shares	(2,150,748)	(459,595)
Net Increase (Decrease) from Capital Share Transactions	(2,699,739)	(787,313)
Total Increase (Decrease)	(7,609,848)	(4,386,562)
Net Assets
Beginning of Period	41,906,961	46,293,523
End of Period	34,297,113	41,906,961

See accompanying Notes, which are an integral part of the Financial Statements.
6

Health Care Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$192.16	$210.61	$212.59	$210.54	$218.60	$204.57
Investment Operations
Net Investment Income[1]	1.152	1.733	1.789	1.654	1.869	2.005
Net Realized and Unrealized Gain (Loss) on Investments	(20.670)	3.617	11.217	11.988	8.949	29.203
Total from Investment Operations	(19.518)	5.350	13.006	13.642	10.818	31.208
Distributions
Dividends from Net Investment Income	(.018)	(1.809)	(1.751)	(1.659)	(1.951)	(1.886)
Distributions from Realized Capital Gains	(3.464)	(21.991)	(13.235)	(9.933)	(16.927)	(15.292)
Total Distributions	(3.482)	(23.800)	(14.986)	(11.592)	(18.878)	(17.178)
Net Asset Value, End of Period	$169.16	$192.16	$210.61	$212.59	$210.54	$218.60
Total Return[2]	-10.28%	2.96%	6.43%	6.57%	4.48%	16.16%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,129	$6,428	$7,297	$7,496	$7,493	$8,342
Ratio of Total Expenses to Average Net Assets[3]	0.33%[4]	0.37%[5]	0.35%[5]	0.34%[5]	0.30%	0.32%
Ratio of Net Investment Income to Average Net Assets	1.31%	0.81%	0.86%	0.80%	0.82%	0.95%
Portfolio Turnover Rate	19%	29%	16%	19%	15%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.04%, 0.02%, 0.00%, (0.04%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.33%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.37%, 0.35% and 0.34% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
7

Health Care Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$81.02	$88.81	$89.64	$88.77	$92.17	$86.27
Investment Operations
Net Investment Income[1]	.507	.772	.796	.750	.830	.883
Net Realized and Unrealized Gain (Loss) on Investments	(8.716)	1.523	4.738	5.052	3.780	12.316
Total from Investment Operations	(8.209)	2.295	5.534	5.802	4.610	13.199
Distributions
Dividends from Net Investment Income	(.020)	(.810)	(.782)	(.743)	(.870)	(.849)
Distributions from Realized Capital Gains	(1.461)	(9.275)	(5.582)	(4.189)	(7.140)	(6.450)
Total Distributions	(1.481)	(10.085)	(6.364)	(4.932)	(8.010)	(7.299)
Net Asset Value, End of Period	$71.33	$81.02	$88.81	$89.64	$88.77	$92.17
Total Return[2]	-10.25%	3.01%	6.48%	6.63%	4.53%	16.21%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$29,168	$35,479	$38,997	$39,981	$39,934	$40,769
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.32%[5]	0.30%[5]	0.29%[5]	0.25%	0.27%
Ratio of Net Investment Income to Average Net Assets	1.37%	0.85%	0.90%	0.86%	0.86%	0.99%
Portfolio Turnover Rate	19%	29%	16%	19%	15%	18%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.01%), 0.04%, 0.02%, 0.00%, (0.04%), and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27%.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.32%, 0.30%, and 0.29% respectively.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Health Care Fund
Notes to Financial Statements
Vanguard Health Care Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
9

Health Care Fund
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company LLP provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the MSCI All Country World Health Care Index for the preceding three years. For the six months ended July 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets, before a net decrease of $1,811,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $907,000, representing less than 0.01% of the fund’s net assets and 0.36% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended July 31, 2025, these arrangements reduced the fund’s expenses by $19,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	23,031,336	—	—	23,031,336
Common Stocks—Other	309,576	9,716,875	—	10,026,451
Temporary Cash Investments	66,258	1,190,200	—	1,256,458
Total	23,407,170	10,907,075	—	34,314,245
10

Health Care Fund
F.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	23,888,582
Gross Unrealized Appreciation	13,675,623
Gross Unrealized Depreciation	(3,249,960)
Net Unrealized Appreciation (Depreciation)	10,425,663
G.	During the six months ended July 31, 2025, the fund purchased $6,955,148,000 of investment securities and sold $10,625,482,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2025, such purchases were $0 and sales were $16,244,000, resulting in net realized loss of $8,896,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	91,173	513	372,484	1,772
Issued in Lieu of Cash Distributions	106,873	591	723,569	3,812
Redeemed	(747,037)	(4,239)	(1,423,771)	(6,775)
Net Increase (Decrease)—Investor Shares	(548,991)	(3,135)	(327,718)	(1,191)
Admiral Shares
Issued	292,514	3,963	715,793	8,003
Issued in Lieu of Cash Distributions	554,325	7,263	3,693,155	46,177
Redeemed	(2,997,587)	(40,238)	(4,868,543)	(55,381)
Net Increase (Decrease)—Admiral Shares	(2,150,748)	(29,012)	(459,595)	(1,201)
11

Health Care Fund
I.	Certain of the fund’s investments were in companies that were considered to be affiliated companies of the fund because the fund owned more than 5% of the outstanding voting securities of the company or the issuer was another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Jan. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
Acadia Healthcare Co. Inc.	251,191	—	—	—	(129,967)	—	—	121,224
agilon health Inc.	110,486	—	132,251	(300,411)	322,176	—	—	—
Akero Therapeutics Inc.	220,096	8,430	136,645	52,647	(74,600)	—	—	NA1
Amicus Therapeutics Inc.	200,164	—	—	—	(75,009)	—	—	125,155
Apellis Pharmaceuticals Inc.	245,930	19,617	52,049	(84,787)	10,753	—	—	NA1
Apogee Therapeutics Inc.	NA2	55,354	54,135	(30,993)	24,928	—	—	NA1
Autolus Therapeutics plc ADR	42,778	—	—	—	3,677	—	—	46,455
Celldex Therapeutics Inc.	111,392	18,328	64,051	(56,467)	39,108	—	—	NA1
Charles River Laboratories International Inc.	NA2	52,769	158,519	(56,308)	83,492	—	—	NA1
Denali Therapeutics Inc.	185,735	39,830	98,759	(64,091)	(10,915)	—	—	NA1
Eisai Co. Ltd.	460,003	—	161,394	(177,559)	149,297	7,127	—	NA1
Evolent Health Inc. Class A	70,833	—	63,710	(84,037)	76,914	—	—	—
Immunocore Holdings plc ADR	150,676	18,257	43,944	(47,023)	41,901	—	—	119,867
Prothena Corp. plc	60,044	—	20,158	(119,201)	79,315	—	—	—
Rocket Pharmaceuticals Inc.	81,598	—	27,180	(155,131)	100,713	—	—	—
Structure Therapeutics Inc. ADR	127,347	3,323	50,345	(68,999)	23,614	—	—	NA1
Vanguard Market Liquidity Fund	25,401	NA3	NA3	(1)	—	—	—	66,258
Total	2,343,674	215,908	1,063,140	(1,192,361)	665,397	7,127	—	478,959
1	Not applicable—at July 31, 2025, the security was still held, but the issuer was no longer an affiliated company of the fund.
2	Not applicable—at January 31, 2025, the issuer was not an affiliated company of the fund.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
L.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q522 092025
12

Financial Statements
For the six-months ended July 31, 2025
Vanguard Dividend Appreciation Index Fund

Contents
Financial Statements	1

Dividend Appreciation Index Fund
Financial Statements (unaudited)
Schedule of Investments
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (99.7%)
Communication Services (0.6%)
Comcast Corp. Class A	20,252,253	672,982
John Wiley & Sons Inc. Class A	220,684	8,519
		681,501
Consumer Discretionary (5.3%)
Home Depot Inc.	5,340,067	1,962,528
McDonald's Corp.	3,841,933	1,152,849
Lowe's Cos. Inc.	3,021,422	675,499
Starbucks Corp.	6,093,044	543,256
NIKE Inc. Class B	6,380,199	476,537
DR Horton Inc.	1,527,450	218,181
Tractor Supply Co.	2,848,832	162,241
Williams-Sonoma Inc.	677,954	126,811
Genuine Parts Co.	745,734	96,110
Domino's Pizza Inc.	183,989	85,225
Dick's Sporting Goods Inc.	303,166	64,123
Pool Corp.	201,994	62,242
Service Corp. International	767,119	58,539
Churchill Downs Inc.	388,106	41,543
Lithia Motors Inc.	139,880	40,285
Thor Industries Inc.	285,207	25,951
Brunswick Corp.	352,953	20,574
Graham Holdings Co. Class B	18,249	17,413
Dillard's Inc. Class A	15,724	7,342
Shoe Carnival Inc.	95,482	1,954
		5,839,203
Consumer Staples (10.1%)
Walmart Inc.	23,228,299	2,275,909
Costco Wholesale Corp.	2,379,514	2,235,887
Procter & Gamble Co.	12,652,155	1,903,770
Coca-Cola Co.	20,841,478	1,414,928
PepsiCo Inc.	7,369,710	1,016,430
Mondelez International Inc. Class A	7,192,072	465,255
Colgate-Palmolive Co.	4,383,831	367,584
Target Corp.	2,454,437	246,671
Sysco Corp.	2,615,238	208,173
Kroger Co.	2,290,935	160,595
Hershey Co.	795,167	148,004
Church & Dwight Co. Inc.	1,318,048	123,593
Casey's General Stores Inc.	199,423	103,726
McCormick & Co. Inc.	1,355,960	95,771
Clorox Co.	665,420	83,550
Tyson Foods Inc. Class A	1,536,150	80,341
Ingredion Inc.	349,072	45,917
Brown-Forman Corp. Class B	1,063,554	30,684
Marzetti Co.	103,661	18,427
WD-40 Co.	72,826	15,614
J & J Snack Foods Corp.	83,392	9,414
Andersons Inc.	173,344	6,227
Brown-Forman Corp. Class A	204,691	5,862
Tootsie Roll Industries Inc.	89,773	3,405
Oil-Dri Corp. of America	55,253	3,116
		11,068,853
Energy (2.8%)
Exxon Mobil Corp.	23,381,889	2,610,354
Phillips 66	2,189,196	270,541
Texas Pacific Land Corp.	101,285	98,057
DTE Midstream LLC	523,408	53,770
		3,032,722

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Financials (22.5%)
JPMorgan Chase & Co.	15,034,992	4,453,966
Visa Inc. Class A	8,573,536	2,961,899
Mastercard Inc. Class A	4,386,599	2,484,877
Bank of America Corp.	35,495,170	1,677,857
Goldman Sachs Group Inc.	1,658,567	1,200,122
Morgan Stanley	6,654,167	947,953
S&P Global Inc.	1,699,996	936,868
Blackrock Inc.	782,490	865,442
Intercontinental Exchange Inc.	3,080,051	569,286
CME Group Inc.	1,936,216	538,810
Chubb Ltd.	2,014,378	535,905
Marsh & McLennan Cos. Inc.	2,647,399	527,362
Moody's Corp.	836,823	431,575
Aon plc Class A (XNYS)	1,160,269	412,719
PNC Financial Services Group Inc.	2,129,937	405,263
Bank of New York Mellon Corp.	3,894,412	395,088
Arthur J Gallagher & Co.	1,351,397	388,189
Travelers Cos. Inc.	1,218,928	317,214
Allstate Corp.	1,421,834	288,988
Ameriprise Financial Inc.	515,968	267,369
Aflac Inc.	2,640,875	262,397
MSCI Inc.	419,576	235,533
MetLife Inc.	3,043,972	231,190
Nasdaq Inc.	2,221,033	213,708
Hartford Insurance Group Inc.	1,538,651	191,393
State Street Corp.	1,557,169	174,014
Raymond James Financial Inc.	967,960	161,775
Fifth Third Bancorp	3,590,190	149,244
Brown & Brown Inc.	1,506,059	137,609
Cboe Global Markets Inc.	562,620	135,614
Cincinnati Financial Corp.	839,362	123,814
W R Berkley Corp.	1,614,504	111,094
Principal Financial Group Inc.	1,108,238	86,254
FactSet Research Systems Inc.	203,684	82,064
Fidelity National Financial Inc.	1,401,959	79,113
Reinsurance Group of America Inc.	355,050	68,329
RenaissanceRe Holdings Ltd.	275,678	67,194
Jack Henry & Associates Inc.	391,578	66,496
Unum Group	881,254	63,283
Globe Life Inc.	443,519	62,301
Evercore Inc. Class A	193,180	58,174
Assurant Inc.	272,436	51,027
SouthState Corp.	528,663	49,784
American Financial Group Inc.	385,709	48,175
Erie Indemnity Co. Class A	134,009	47,739
Primerica Inc.	176,547	46,896
Wintrust Financial Corp.	359,613	46,023
SEI Investments Co.	516,637	45,526
Old Republic International Corp.	1,221,768	44,191
Cullen / Frost Bankers Inc.	344,864	43,939
Zions Bancorp NA	792,070	42,471
UMB Financial Corp.	383,368	42,167
MarketAxess Holdings Inc.	201,492	41,407
Commerce Bancshares Inc.	654,771	40,072
Morningstar Inc.	143,023	39,540
Cadence Bank	998,383	34,794
Prosperity Bancshares Inc.	511,906	34,103
First American Financial Corp.	552,907	33,202
Hanover Insurance Group Inc.	192,969	33,119
RLI Corp.	448,698	29,610
Bank OZK	567,705	27,988
Home BancShares Inc.	986,632	27,784
Selective Insurance Group Inc.	326,482	25,456
First Financial Bankshares Inc.	691,670	23,946
ServisFirst Bancshares Inc.	269,847	21,223
Assured Guaranty Ltd.	247,948	20,971
CNO Financial Group Inc.	540,914	19,927
United Community Banks Inc.	652,305	19,895
International Bancshares Corp.	287,062	19,572

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Independent Bank Corp. (XNGS)	260,719	16,569
Community Financial System Inc.	283,300	14,930
BancFirst Corp.	106,838	13,303
Towne Bank	372,271	13,041
BOK Financial Corp.	120,901	12,275
First Merchants Corp.	313,159	11,938
Nelnet Inc. Class A	93,866	11,712
NBT Bancorp Inc.	281,221	11,637
Enterprise Financial Services Corp.	199,243	10,996
Stock Yards Bancorp Inc.	145,513	10,879
Cohen & Steers Inc.	145,243	10,684
City Holding Co.	77,861	9,507
Horace Mann Educators Corp.	219,167	9,321
Lakeland Financial Corp.	137,338	8,703
Federal Agricultural Mortgage Corp. Class C	50,512	8,702
TriCo Bancshares	176,630	7,263
Westamerica BanCorp	140,648	6,737
German American Bancorp Inc.	159,764	6,138
Bank First Corp.	47,965	5,699
1st Source Corp.	91,085	5,449
AMERISAFE Inc.	102,399	4,585
First Mid Bancshares Inc.	109,648	4,163
Mercantile Bank Corp.	87,235	3,986
Republic Bancorp Inc. Class A	51,315	3,534
Independent Bank Corp.	111,227	3,398
First Community Bankshares Inc.	87,297	3,186
Southern Missouri Bancorp Inc.	50,301	2,721
Cass Information Systems Inc.	63,841	2,554
Northrim BanCorp Inc.	29,674	2,479
First Business Financial Services Inc.	38,791	1,847
Unity Bancorp Inc.	32,828	1,612
		24,607,440
Health Care (14.5%)
Eli Lilly & Co.	4,226,580	3,127,965
Johnson & Johnson	12,928,045	2,129,766
AbbVie Inc.	9,500,608	1,795,805
UnitedHealth Group Inc.	4,874,130	1,216,388
Abbott Laboratories	9,348,249	1,179,656
Merck & Co. Inc.	13,491,952	1,053,991
Amgen Inc.	2,890,900	853,105
Stryker Corp.	1,846,303	725,099
Danaher Corp.	3,437,495	677,736
Medtronic plc	6,892,176	621,950
McKesson Corp.	680,892	472,226
Zoetis Inc.	2,410,148	351,375
Elevance Health Inc.	1,213,967	343,650
Becton Dickinson & Co.	1,550,192	276,322
Cencora Inc.	941,817	269,435
ResMed Inc.	787,457	214,141
Cardinal Health Inc.	1,284,763	199,421
STERIS plc	530,361	120,121
Quest Diagnostics Inc.	603,140	100,972
West Pharmaceutical Services Inc.	386,028	92,361
Ensign Group Inc.	306,016	45,902
Chemed Corp.	78,613	32,412
LeMaitre Vascular Inc.	110,504	8,977
National HealthCare Corp.	66,500	6,386
		15,915,162
Industrials (11.6%)
Caterpillar Inc.	2,552,785	1,118,171
Eaton Corp. plc	2,102,490	808,870
Honeywell International Inc.	3,453,171	767,813
Union Pacific Corp.	3,220,740	714,908
Automatic Data Processing Inc.	2,184,192	676,007
Lockheed Martin Corp.	1,128,260	474,975
Waste Management Inc.	1,967,554	450,885
Emerson Electric Co.	3,056,125	444,697
General Dynamics Corp.	1,376,525	428,939
Northrop Grumman Corp.	731,641	421,872

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Cintas Corp.	1,843,028	410,166
Illinois Tool Works Inc.	1,441,404	368,956
CSX Corp.	10,093,536	358,724
Fastenal Co.	6,158,422	284,088
L3Harris Technologies Inc.	1,011,713	278,039
Cummins Inc.	738,561	271,510
Republic Services Inc.	1,094,406	252,425
Paychex Inc.	1,721,652	248,486
WW Grainger Inc.	234,882	244,169
Rockwell Automation Inc.	604,677	212,671
Xylem Inc.	1,307,527	189,095
Broadridge Financial Solutions Inc.	630,441	156,040
Veralto Corp.	1,331,789	139,611
Dover Corp.	736,499	133,409
Comfort Systems USA Inc.	189,113	133,003
Hubbell Inc.	286,782	125,461
RB Global Inc. (XTSE)	995,055	107,725
Lennox International Inc.	171,802	104,627
HEICO Corp. Class A	400,811	103,445
Snap-on Inc.	281,568	90,437
Pentair plc	884,027	90,348
Expeditors International of Washington Inc.	735,856	85,536
Watsco Inc.	187,445	84,515
Carlisle Cos. Inc.	235,743	83,620
Masco Corp.	1,153,541	78,591
Allegion plc	462,353	76,714
Graco Inc.	898,000	75,414
Booz Allen Hamilton Holding Corp.	686,534	73,686
CH Robinson Worldwide Inc.	635,267	73,259
Lincoln Electric Holdings Inc.	299,956	73,039
ITT Inc.	423,383	71,958
HEICO Corp.	215,178	70,320
IDEX Corp.	405,908	66,370
Owens Corning	456,989	63,718
Nordson Corp.	290,994	62,334
JB Hunt Transport Services Inc.	422,223	60,821
Huntington Ingalls Industries Inc.	210,835	58,793
Applied Industrial Technologies Inc.	205,016	55,662
Tetra Tech Inc.	1,414,150	51,956
Donaldson Co. Inc.	643,894	46,341
A O Smith Corp.	629,990	44,597
Oshkosh Corp.	345,878	43,764
Advanced Drainage Systems Inc.	379,175	43,510
Toro Co.	546,959	40,612
Simpson Manufacturing Co. Inc.	224,762	40,329
Ryder System Inc.	223,190	39,663
AGCO Corp.	332,625	39,240
Watts Water Technologies Inc. Class A	147,412	38,669
MSA Safety Inc.	211,510	37,621
UFP Industries Inc.	324,506	31,802
Air Lease Corp.	558,444	30,938
GATX Corp.	191,809	29,287
Timken Co.	342,091	26,030
Kadant Inc.	63,265	21,053
Mueller Water Products Inc. Class A	839,673	20,790
Franklin Electric Co. Inc.	210,691	19,794
Exponent Inc.	272,701	18,806
Matson Inc.	175,355	18,724
Griffon Corp.	211,001	17,148
Brady Corp. Class A	234,201	16,528
McGrath RentCorp.	132,268	16,506
ABM Industries Inc.	337,550	15,571
HNI Corp.	250,239	12,872
Alamo Group Inc.	55,859	12,433
Insperity Inc.	192,859	11,491
Standex International Corp.	65,887	10,854
Worthington Enterprises Inc.	167,070	10,353
CSG Systems International Inc.	149,740	9,353
Tennant Co.	100,291	8,278
Lindsay Corp.	58,297	7,958

Dividend Appreciation Index Fund
	Shares	Market Value• ($000)
Hillenbrand Inc.	377,685	7,822
Apogee Enterprises Inc.	115,882	4,866
Gorman-Rupp Co.	111,640	4,595
Hyster-Yale Inc.	59,658	2,506
		12,676,582
Information Technology (26.5%)
Broadcom Inc.	22,407,126	6,580,973
Microsoft Corp.	10,669,298	5,692,071
Apple Inc.	18,048,966	3,746,424
Oracle Corp.	8,658,164	2,197,182
Cisco Systems Inc.	21,393,112	1,456,443
International Business Machines Corp.	4,993,724	1,264,161
Intuit Inc.	1,504,128	1,180,936
Accenture plc Class A	3,360,329	897,544
Texas Instruments Inc.	4,891,392	885,635
QUALCOMM Inc.	5,921,929	869,102
Amphenol Corp. Class A	6,469,911	689,110
Lam Research Corp.	6,888,994	653,352
KLA Corp.	715,219	628,699
Analog Devices Inc.	2,666,983	599,084
Motorola Solutions Inc.	896,845	393,697
TE Connectivity plc	1,597,683	328,723
Roper Technologies Inc.	577,682	317,956
Microchip Technology Inc.	2,885,393	195,024
HP Inc.	5,205,241	129,090
CDW Corp.	707,545	123,382
Amdocs Ltd.	610,000	52,070
Littelfuse Inc.	132,792	34,171
Badger Meter Inc.	158,236	29,869
Dolby Laboratories Inc. Class A	321,699	24,237
Avnet Inc.	452,831	23,973
Power Integrations Inc.	302,019	14,654
		29,007,562
Materials (3.2%)
Linde plc	2,529,235	1,164,106
Sherwin-Williams Co.	1,238,772	409,885
Ecolab Inc.	1,355,774	354,887
Air Products & Chemicals Inc.	1,194,877	343,981
Vulcan Materials Co.	709,797	194,960
Nucor Corp.	1,239,836	177,383
PPG Industries Inc.	1,219,692	128,678
Steel Dynamics Inc.	741,822	94,627
Reliance Inc.	282,549	81,976
RPM International Inc.	690,733	81,099
Avery Dennison Corp.	420,065	70,474
AptarGroup Inc.	355,113	55,803
Royal Gold Inc.	353,635	53,547
Eastman Chemical Co.	624,402	45,338
Albemarle Corp.	632,046	42,884
Balchem Corp.	175,250	26,720
Cabot Corp.	291,843	21,065
Silgan Holdings Inc.	436,873	20,328
Hawkins Inc.	101,592	16,588
HB Fuller Co.	290,885	16,348
Avient Corp.	491,834	15,527
Westlake Corp.	179,155	14,207
Materion Corp.	111,865	11,779
Innospec Inc.	134,109	10,715
Quaker Chemical Corp.	73,163	8,371
Stepan Co.	114,036	5,790
Worthington Steel Inc.	188,154	5,743
		3,472,809
Utilities (2.6%)
NextEra Energy Inc.	11,061,194	786,008
Sempra	3,504,190	286,222
Public Service Enterprise Group Inc.	2,681,162	240,741
Xcel Energy Inc.	3,098,985	227,589
Entergy Corp.	2,398,195	216,869
DTE Energy Co.	1,114,238	154,222

Dividend Appreciation Index Fund
		Shares	Market Value• ($000)
	American Water Works Co. Inc.	1,047,845	146,950
	Ameren Corp.	1,436,220	145,245
	Atmos Energy Corp.	834,641	130,137
	CMS Energy Corp.	1,607,196	118,611
	NiSource Inc.	2,512,144	106,640
	Alliant Energy Corp.	1,380,229	89,729
	Essential Utilities Inc.	1,385,864	51,000
	National Fuel Gas Co.	489,777	42,508
	IDACORP Inc.	290,267	36,379
	TXNM Energy Inc.	497,805	28,270
	Otter Tail Corp.	225,171	17,379
	MGE Energy Inc.	196,261	16,670
	American States Water Co.	206,861	15,223
	Chesapeake Utilities Corp.	125,307	15,022
	California Water Service Group	319,981	14,550
	H2O America	167,232	8,076
	Middlesex Water Co.	96,335	4,971
	Unitil Corp.	87,054	4,490
	York Water Co.	77,262	2,338
			2,905,839
Total Common Stocks (Cost $71,182,864)			109,207,673
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[1]	Vanguard Market Liquidity Fund, 4.367% (Cost $283,820)	2,838,756	283,847
Total Investments (99.9%) (Cost $71,466,684)			109,491,520
Other Assets and Liabilities—Net (0.1%)			87,580
Net Assets (100%)			109,579,100
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2025	246	78,403	753

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Kroger Co.	1/30/2026	GSI	71,880	(4.334)	—	(1,919)
Visa Inc. Class A	8/29/2025	BANA	153,734	(4.338)	—	(590)
Visa Inc. Class A	8/31/2026	BANA	69,094	(4.333)	—	(126)
					—	(2,635)
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Assets and Liabilities
As of July 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $71,182,864)	109,207,673
Affiliated Issuers (Cost $283,820)	283,847
Total Investments in Securities	109,491,520
Investment in Vanguard	2,743
Cash	21
Cash Collateral Pledged—Futures Contracts	4,520
Cash Collateral Pledged—Over-the-Counter Swap Contracts	4,700
Receivables for Accrued Income	87,963
Receivables for Capital Shares Issued	8,131
Total Assets	109,599,598
Liabilities
Payables for Investment Securities Purchased	6,042
Payables for Capital Shares Redeemed	9,031
Payables to Vanguard	2,561
Variation Margin Payable—Futures Contracts	229
Unrealized Depreciation—Over-the-Counter Swap Contracts	2,635
Total Liabilities	20,498
Net Assets	109,579,100
At July 31, 2025, net assets consisted of:

Paid-in Capital	73,468,009
Total Distributable Earnings (Loss)	36,111,091
Net Assets	109,579,100

ETF Shares—Net Assets
Applicable to 452,095,009 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	93,088,857
Net Asset Value Per Share—ETF Shares	$205.91

Admiral™ Shares—Net Assets
Applicable to 295,108,001 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,490,243
Net Asset Value Per Share—Admiral Shares	$55.88

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Operations

Six Months Ended July 31, 2025
($000)
Investment Income
Income
Dividends[1]	947,924
Interest[2]	5,762
Securities Lending—Net	12
Total Income	953,698
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,129
Management and Administrative—ETF Shares	17,498
Management and Administrative—Admiral Shares	4,888
Marketing and Distribution—ETF Shares	1,414
Marketing and Distribution—Admiral Shares	343
Custodian Fees	169
Shareholders’ Reports and Proxy Fees—ETF Shares	1,884
Shareholders’ Reports and Proxy Fees—Admiral Shares	155
Trustees’ Fees and Expenses	30
Other Expenses	40
Total Expenses	27,550
Net Investment Income	926,148
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	1,930,317
Futures Contracts	(1,643)
Swap Contracts	7,502
Realized Net Gain (Loss)	1,936,176
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	166,809
Futures Contracts	(304)
Swap Contracts	(2,127)
Change in Unrealized Appreciation (Depreciation)	164,378
Net Increase (Decrease) in Net Assets Resulting from Operations	3,026,702
1	Dividends are net of foreign withholding taxes of $87.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,562, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $2,504,935 of net gain (loss) resulting from in-kind redemptions.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Statement of Changes in Net Assets

	Six Months Ended July 31, 2025	Year Ended January 31, 2025
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	926,148	1,739,775
Realized Net Gain (Loss)	1,936,176	2,966,914
Change in Unrealized Appreciation (Depreciation)	164,378	12,298,773
Net Increase (Decrease) in Net Assets Resulting from Operations	3,026,702	17,005,462
Distributions
ETF Shares	(810,566)	(1,471,734)
Admiral Shares	(144,710)	(269,207)
Total Distributions	(955,276)	(1,740,941)
Capital Share Transactions
ETF Shares	1,899,796	2,546,326
Admiral Shares	(119,336)	(37,347)
Net Increase (Decrease) from Capital Share Transactions	1,780,460	2,508,979
Total Increase (Decrease)	3,851,886	17,773,500
Net Assets
Beginning of Period	105,727,214	87,953,714
End of Period	109,579,100	105,727,214

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$202.26	$172.53	$156.26	$162.69	$137.11	$125.38
Investment Operations
Net Investment Income[1]	1.751	3.381	3.185	2.982	2.736	2.299
Net Realized and Unrealized Gain (Loss) on Investments	3.708	29.728	16.293	(6.439)	25.504	11.728
Total from Investment Operations	5.459	33.109	19.478	(3.457)	28.240	14.027
Distributions
Dividends from Net Investment Income	(1.809)	(3.379)	(3.208)	(2.973)	(2.660)	(2.297)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(1.809)	(3.379)	(3.208)	(2.973)	(2.660)	(2.297)
Net Asset Value, End of Period	$205.91	$202.26	$172.53	$156.26	$162.69	$137.11
Total Return	2.73%	19.34%	12.66%	-2.02%	20.71%	11.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$93,089	$89,405	$73,991	$66,062	$65,589	$51,842
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%[2]	0.06%[2]	0.06%[2]	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.78%	1.99%	1.96%	1.74%	1.84%
Portfolio Turnover Rate[3]	7%	11%	13%	12%	26%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended July 31, 2025	Year Ended January 31,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$54.89	$46.82	$42.41	$44.15	$37.21	$34.03
Investment Operations
Net Investment Income[1]	.470	.907	.856	.801	.734	.617
Net Realized and Unrealized Gain (Loss) on Investments	1.006	8.070	4.416	(1.743)	6.920	3.179
Total from Investment Operations	1.476	8.977	5.272	(.942)	7.654	3.796
Distributions
Dividends from Net Investment Income	(.486)	(.907)	(.862)	(.798)	(.714)	(.616)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.486)	(.907)	(.862)	(.798)	(.714)	(.616)
Net Asset Value, End of Period	$55.88	$54.89	$46.82	$42.41	$44.15	$37.21
Total Return[2]	2.72%	19.32%	12.64%	-2.02%	20.67%	11.44%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,490	$16,322	$13,962	$12,471	$12,903	$10,685
Ratio of Total Expenses to Average Net Assets	0.07%	0.08%[3]	0.08%[3]	0.08%[3]	0.08%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.77%	1.97%	1.94%	1.72%	1.82%
Portfolio Turnover Rate[4]	7%	11%	13%	12%	26%	25%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.08%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

Dividend Appreciation Index Fund
Notes to Financial Statements
Vanguard Dividend Appreciation Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: ETF Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended July 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the six months ended July 31, 2025, the fund’s average amounts of investments in total return swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Dividend Appreciation Index Fund
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended July 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At July 31, 2025, the fund had contributed to Vanguard capital in the amount of $2,743,000, representing less than 0.01% of the fund’s net assets and 1.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Dividend Appreciation Index Fund
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	109,207,673	—	—	109,207,673
Temporary Cash Investments	283,847	—	—	283,847
Total	109,491,520	—	—	109,491,520
Derivative Financial Instruments
Assets
Futures Contracts[1]	753	—	—	753
Liabilities
Swap Contracts	—	(2,635)	—	(2,635)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of July 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	71,493,412
Gross Unrealized Appreciation	40,233,792
Gross Unrealized Depreciation	(2,234,931)
Net Unrealized Appreciation (Depreciation)	37,998,861
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at January 31, 2025, the fund had available capital losses totaling $3,952,961,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending January 31, 2026; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended July 31, 2025, the fund purchased $7,431,363,000 of investment securities and sold $7,485,475,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,224,652,000 and $5,430,837,000, respectively, in connection with in-kind purchases and redemptions of the fund's capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended July 31, 2025, such purchases were $1,044,285,000 and sales were $1,246,259,000, resulting in net realized loss of $172,640,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended July 31, 2025		Year Ended January 31, 2025
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	7,373,239	37,986	8,816,447	47,080
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,473,443)	(27,925)	(6,270,121)	(33,900)
Net Increase (Decrease)—ETF Shares	1,899,796	10,061	2,546,326	13,180
Admiral Shares
Issued	1,061,792	19,816	1,897,356	37,100
Issued in Lieu of Cash Distributions	122,112	2,258	227,893	4,435
Redeemed	(1,303,240)	(24,339)	(2,162,596)	(42,360)
Net Increase (Decrease)—Admiral Shares	(119,336)	(2,265)	(37,347)	(825)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

Dividend Appreciation Index Fund
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.	Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.	Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
Q6022 092025

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

At a special meeting of shareholders on February 26, 2025, shareholders of Vanguard Specialized Funds (the “Trust”) approved the following proposal:

Proposal 1—Elect Trustees for each fund.*

The individuals listed in the table below were elected as Trustees. All Trustees with the exception of Mr. Murphy; Ms. Patterson; Mr. Ramji; and Ms. Venneman, served as Trustees prior to the shareholder meeting. Each vote reported below represents one dollar of the total combined net asset value of the Trust’s shares held on the record date of November 26, 2024.

Trustee	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Tara Bunch	198,365,028,196	3,575,911,921	N/A	N/A
Mark Loughridge	196,934,676,735	5,006,263,378	N/A	N/A
Scott C. Malpass	197,403,471,840	4,537,468,275	N/A	N/A
John Murphy	198,359,691,283	3,581,248,832	N/A	N/A
Lubos Pastor	198,341,907,502	3,599,032,612	N/A	N/A
Rebecca Patterson	198,590,291,060	3,350,649,056	N/A	N/A
André F. Perold	198,093,175,609	3,847,764,504	N/A	N/A
Salim Ramji	198,175,833,377	3,765,106,738	N/A	N/A
Sarah Bloom Raskin	197,442,385,928	4,498,554,186	N/A	N/A
Grant Reid	198,351,677,256	3,589,262,860	N/A	N/A
David Thomas	198,023,686,889	3,917,253,224	N/A	N/A
Barbara Venneman	198,464,550,167	3,476,389,947	N/A	N/A
Peter F. Volanakis	197,013,900,808	4,927,039,304	N/A	N/A

* Results are for all funds within the same Trust.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Energy Fund

The board of trustees of Vanguard Energy Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The investment team uses a bottom-up approach in which stocks are selected based on the advisor’s estimates of fundamental investment value. Fundamental research focuses on the quality of a company’s assets, the company’s internal reinvestment opportunities, and management quality. The firm has advised the fund since its inception in 1984.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted the continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Health Care Fund

The board of trustees of Vanguard Health Care Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. The portfolio manager is aided by a team of experienced Global Industry Analysts who cover health care industries. This health care team uses intensive fundamental analysis and deep knowledge of health care science and technology to identify companies with high-quality balance sheets, strong management, and the potential for new products that will lead to above-average growth in revenue and earnings. The advisor invests in stocks broadly representing the health care industry, seeking to maintain exposure across five primary subsectors: large-cap biotech/pharmaceuticals, mid-cap biotech/pharmaceuticals, small-cap biotech/pharmaceuticals, health care services, and medical technology. Wellington Management has advised the fund since its inception in 1984.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Dividend Appreciation Index Fund

The board of trustees of Vanguard Dividend Appreciation Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: September 18, 2025

VANGUARD SPECIALIZED FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: September 18, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.